Operating expenses (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Employee benefits expenses	£ (70,965)	£ (77,903)	£ (141,175)	£ (154,946)
Depreciation - property, plant and equipment (note 14)	(3,133)	(2,938)	(6,273)	(5,715)
Depreciation - right-of-use assets (note 15)	(404)		(808)
Depreciation - investment property (note 16)	(89)	(32)	(187)	(64)
Amortization (note 17)	(31,257)	(33,440)	(63,444)	(68,571)
Other operating expenses	(25,405)	(26,357)	(55,787)	(54,954)
Exceptional items (note 8)		(19,599)		(19,599)
Total operating expenses	£ (131,253)	£ (160,269)	£ (267,674)	£ (303,849)